PSF PGIM JENNISON BLEND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Long-Term Investments — 97.9%
Common Stocks — 97.7%
Aerospace & Defense — 1.3%
Airbus SE (France)	287,397	$38,467,652
RTX Corp.	341,324	24,565,088
		63,032,740
Automobile Components — 1.0%
Aptiv PLC*	273,884	27,002,223
Mobileye Global, Inc. (Israel) (Class A Stock)*(a)	587,214	24,398,742
		51,400,965
Automobiles — 3.1%
General Motors Co.	1,012,882	33,394,719
Tesla, Inc.*	482,803	120,806,967
		154,201,686
Banks — 4.8%
Bank of America Corp.	2,229,124	61,033,415
JPMorgan Chase & Co.	651,944	94,544,919
PNC Financial Services Group, Inc. (The)	357,992	43,950,678
Truist Financial Corp.	1,501,123	42,947,129
		242,476,141
Beverages — 0.8%
PepsiCo, Inc.	237,543	40,249,286
Biotechnology — 1.7%
AbbVie, Inc.	361,414	53,872,371
Vertex Pharmaceuticals, Inc.*	90,331	31,411,702
		85,284,073
Broadline Retail — 5.5%
Amazon.com, Inc.*	1,498,558	190,496,693
MercadoLibre, Inc. (Brazil)*	67,327	85,362,557
		275,859,250
Building Products — 0.7%
Johnson Controls International PLC	692,301	36,837,336
Capital Markets — 1.9%
Blackstone, Inc.	315,327	33,784,135
Goldman Sachs Group, Inc. (The)	193,713	62,679,715
		96,463,850
Chemicals — 1.6%
Linde PLC	220,652	82,159,772
Communications Equipment — 1.0%
Cisco Systems, Inc.	969,746	52,133,545
Consumer Staples Distribution & Retail — 2.5%
Costco Wholesale Corp.	96,693	54,627,677
Walmart, Inc.	447,003	71,489,190
		126,116,867
Electric Utilities — 0.8%
PG&E Corp.*	2,619,033	42,245,002
Energy Equipment & Services — 1.1%
Schlumberger NV	954,539	55,649,624
	Shares	Value
Common Stocks (continued)
Entertainment — 0.9%
Netflix, Inc.*	125,533	$47,401,261
Financial Services — 2.8%
Mastercard, Inc. (Class A Stock)	165,690	65,598,328
Visa, Inc. (Class A Stock)(a)	335,866	77,252,539
		142,850,867
Food Products — 0.9%
Mondelez International, Inc. (Class A Stock)	619,485	42,992,259
Ground Transportation — 1.8%
Uber Technologies, Inc.*	1,193,173	54,874,026
Union Pacific Corp.	175,006	35,636,472
		90,510,498
Health Care Equipment & Supplies — 0.8%
Intuitive Surgical, Inc.*	145,428	42,507,150
Health Care Providers & Services — 1.1%
Cigna Group (The)	99,400	28,435,358
UnitedHealth Group, Inc.	57,680	29,081,679
		57,517,037
Hotels, Restaurants & Leisure — 2.5%
Airbnb, Inc. (Class A Stock)*	246,783	33,861,095
Chipotle Mexican Grill, Inc.*	5,278	9,668,399
Marriott International, Inc. (Class A Stock)	135,761	26,685,182
McDonald’s Corp.	207,445	54,649,311
		124,863,987
Household Products — 1.1%
Procter & Gamble Co. (The)	389,161	56,763,024
Industrial Conglomerates — 0.7%
General Electric Co.	304,916	33,708,464
Insurance — 3.4%
Chubb Ltd.	348,728	72,598,195
Marsh & McLennan Cos., Inc.	283,931	54,032,069
MetLife, Inc.	738,266	46,444,314
		173,074,578
Interactive Media & Services — 7.0%
Alphabet, Inc. (Class A Stock)*	826,791	108,193,870
Alphabet, Inc. (Class C Stock)*	624,341	82,319,361
Meta Platforms, Inc. (Class A Stock)*	535,943	160,895,448
		351,408,679
IT Services — 1.3%
MongoDB, Inc.*	98,179	33,956,189
Snowflake, Inc. (Class A Stock)*	196,963	30,090,037
		64,046,226
Machinery — 2.0%
Deere & Co.	48,243	18,205,944
Otis Worldwide Corp.	482,307	38,734,075
Parker-Hannifin Corp.	106,858	41,623,328
		98,563,347
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PSF PGIM JENNISON BLEND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Media — 0.3%
Trade Desk, Inc. (The) (Class A Stock)*	190,249	$14,867,959
Multi-Utilities — 1.4%
NiSource, Inc.	2,827,436	69,781,121
Oil, Gas & Consumable Fuels — 4.2%
ConocoPhillips	1,275,289	152,779,622
Hess Corp.	367,566	56,237,598
		209,017,220
Personal Care Products — 0.5%
L’Oreal SA (France)	58,791	24,363,702
Pharmaceuticals — 8.6%
AstraZeneca PLC (United Kingdom), ADR	1,824,133	123,530,287
Bristol-Myers Squibb Co.	1,130,586	65,619,211
Eli Lilly & Co.	352,514	189,345,845
Novo Nordisk A/S (Denmark), ADR(a)	589,186	53,580,575
		432,075,918
Semiconductors & Semiconductor Equipment — 9.4%
Advanced Micro Devices, Inc.*	980,077	100,771,517
ARM Holdings PLC, ADR*(a)	183,575	9,824,934
Broadcom, Inc.	105,240	87,410,239
Lam Research Corp.	42,860	26,863,362
Micron Technology, Inc.	180,977	12,311,865
NVIDIA Corp.	456,524	198,583,375
NXP Semiconductors NV (China)	175,066	34,999,195
		470,764,487
Software — 10.0%
Adobe, Inc.*	172,619	88,018,428
Cadence Design Systems, Inc.*	200,116	46,887,179
Crowdstrike Holdings, Inc. (Class A Stock)*	118,373	19,813,273
Microsoft Corp.	815,990	257,648,842
Salesforce, Inc.*	434,838	88,176,450
		500,544,172
Specialized REITs — 0.3%
American Tower Corp.	101,561	16,701,706
Specialty Retail — 1.1%
Home Depot, Inc. (The)	76,303	23,055,714
Lowe’s Cos., Inc.	121,017	25,152,173
Ulta Beauty, Inc.*	20,999	8,388,051
		56,595,938
Technology Hardware, Storage & Peripherals — 5.5%
Apple, Inc.	1,223,667	209,504,027
Dell Technologies, Inc. (Class C Stock)	960,796	66,198,845
		275,702,872
Textiles, Apparel & Luxury Goods — 2.3%
Lululemon Athletica, Inc.*	107,365	41,401,018
LVMH Moet Hennessy Louis Vuitton SE (France)	70,250	53,026,854
	Shares	Value
Common Stocks (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
NIKE, Inc. (Class B Stock)	219,573	$20,995,570
		115,423,442

Total Common Stocks (cost $2,780,944,867)		4,916,156,051
Preferred Stock — 0.2%
Automobiles
Dr. Ing. h.c. F. Porsche AG (Germany) (PRFC), 144A	127,501	11,963,050
(cost $10,273,218)

Total Long-Term Investments (cost $2,791,218,085)		4,928,119,101
Short-Term Investments — 5.1%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wb)	103,452,499	103,452,499
PGIM Institutional Money Market Fund (cost $154,272,419; includes $153,726,808 of cash collateral for securities on loan)(b)(wb)	154,537,856	154,445,134

Total Short-Term Investments (cost $257,724,918)		257,897,633

TOTAL INVESTMENTS—103.0% (cost $3,048,943,003)		5,186,016,734

Liabilities in excess of other assets — (3.0)%		(152,992,914)

Net Assets — 100.0%		$5,033,023,820

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt
PRFC	Preference Shares
REITs	Real Estate Investment Trust

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $149,474,422; cash collateral of $153,726,808 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wb)	Represents an investment in a Fund affiliated with the Manager.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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